Consolidated Statement of Changes in Stockholders' Equity (Deficit) [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001